Parametric

Emerging Markets Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Argentina — 0.5%
Adecoagro SA(1)	75,206	$445,972
Arcos Dorados Holdings, Inc., Class A	32,114	239,892
Banco BBVA Argentina SA ADR(1)	25,288	88,508
Banco Macro SA, Class B ADR	6,487	148,552
Cresud SA ADR(1)(2)	26,863	137,539
Grupo Financiero Galicia SA, Class B ADR	24,487	283,070
IRSA Inversiones y Representaciones SA ADR(1)	16,910	86,917
MercadoLibre, Inc.(1)	6,122	3,192,745
Pampa Energia SA ADR(1)(2)	42,199	657,038
Transportadora de Gas del Sur SA ADR	20,764	156,976
YPF SA ADR	72,924	682,569

		$6,119,778

Bahrain — 0.7%
Ahli United Bank BSC	5,061,934	$4,475,090
Al Salam Bank-Bahrain BSC	6,516,132	1,671,164
GFH Financial Group BSC	6,167,960	1,491,184
Ithmaar Holding BSC(1)(3)	14,771,027	905,541

		$8,542,979

Bangladesh — 0.7%
ACI, Ltd.	62,264	$164,237
Aftab Automobiles, Ltd.	349,827	108,243
Bangladesh Export Import Co., Ltd.	1,512,367	276,784
Bangladesh Submarine Cable Co., Ltd.	111,014	141,353
Beximco Pharmaceuticals, Ltd.	116,421	112,677
BSRM Steels, Ltd.	938,510	521,004
City Bank, Ltd. (The)	435,051	112,210
Grameenphone, Ltd.	215,817	805,075
Heidelberger Cement Bangladesh, Ltd.	146,500	285,900
Islami Bank Bangladesh, Ltd.	929,748	211,448
Jamuna Oil Co., Ltd.	87,929	172,253
Khulna Power Co., Ltd.	320,573	177,877
LankaBangla Finance, Ltd.	829,367	141,529
Meghna Petroleum, Ltd.	79,364	177,279
National Bank, Ltd.(1)	2,588,281	235,089
Olympic Industries, Ltd.	458,511	924,526
Orion Pharma, Ltd.	258,206	86,822
Padma Oil Co., Ltd.	98,234	271,011
Pubali Bank, Ltd.	1,042,120	322,854
Renata, Ltd.	14,460	220,566
Singer Bangladesh, Ltd.(1)	137,622	308,710
Social Islami Bank, Ltd.(1)	1,177,708	180,873
Southeast Bank, Ltd.(1)	2,062,748	313,252
Square Pharmaceuticals, Ltd.	247,043	684,315
Summit Power, Ltd.	912,732	402,426

Security	Shares	Value
Titas Gas Transmission & Distribution Co., Ltd.	623,246	$271,430
Unique Hotel & Resorts, Ltd.	450,062	235,597
United Airways Bangladesh, Ltd.(1)	6,170,401	109,234
United Commercial Bank, Ltd.(1)	1,343,068	227,776

		$8,202,350

Botswana — 0.7%
Barclays Bank of Botswana, Ltd.	1,539,465	$764,424
Botswana Insurance Holdings, Ltd.	859,111	1,369,638
First National Bank of Botswana, Ltd.	7,940,100	2,061,534
Letshego Holdings, Ltd.	17,758,614	1,277,631
Sechaba Breweries Holdings, Ltd.	1,220,550	2,448,161
Standard Chartered Bank Botswana, Ltd.	531,120	80,803

		$8,002,191

Brazil — 5.9%
AMBEV SA	565,350	$2,450,014
B2W Cia Digital(1)	55,270	700,091
B3 SA - Brasil Bolsa Balcao	93,800	1,131,541
Banco Bradesco SA, PFC Shares	224,906	1,972,309
Banco do Brasil SA	84,998	1,020,485
BB Seguridade Participacoes SA	51,500	436,219
BR Malls Participacoes SA	146,211	559,616
Bradespar SA, PFC Shares	28,600	228,272
Braskem SA, PFC Shares	26,060	179,993
BRF SA(1)	108,840	963,697
CCR SA	269,700	1,105,565
Centrais Eletricas Brasileiras SA, PFC Shares	125,000	1,277,584
Cia Brasileira de Distribuicao, PFC Shares	38,469	796,046
Cia de Saneamento Basico do Estado de Sao Paulo	77,760	1,059,033
Cia de Saneamento de Minas Gerais-COPASA	14,400	242,328
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	66,760	392,353
Cia Energetica de Minas Gerais, PFC Shares	212,255	722,424
Cia Energetica de Sao Paulo, Class B, PFC Shares	36,400	269,562
Cia Hering	68,200	535,159
Cia Paranaense de Energia, PFC Shares	30,600	424,761
Cia Siderurgica Nacional SA	81,200	238,913
Cielo SA	1,418,506	2,673,957
Cogna Educacao	289,536	698,121
Construtora Tenda SA	78,268	460,767
Cosan SA	34,700	500,016
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,500	245,093
Duratex SA	37,558	123,055
EDP-Energias do Brasil SA	102,800	486,253
Embraer SA	33,400	145,992
Embraer SA ADR	28,248	490,668
Engie Brasil Energia SA	69,650	786,026
Equatorial Energia SA	32,900	835,769
Even Construtora e Incorporadora SA(1)	122,300	371,733
Ez Tec Empreendimentos e Participacoes SA	50,427	518,039

Security	Shares	Value
Fleury SA	272,700	$1,730,511
Gerdau SA, PFC Shares	142,400	476,856
Gol Linhas Aereas Inteligentes SA, PFC Shares	30,400	277,432
Hypera SA	177,000	1,514,684
Iochpe Maxion SA	61,000	265,264
Itau Unibanco Holding SA, PFC Shares	196,620	1,776,223
Itausa-Investimentos Itau SA, PFC Shares	274,075	936,933
JBS SA	166,325	1,173,254
Klabin SA, PFC Shares	624,800	473,605
Light SA	29,700	147,371
Localiza Rent a Car SA	135,852	1,462,683
LOG Commercial Properties e Participacoes SA	9,877	62,308
Lojas Americanas SA, PFC Shares	187,800	936,073
Lojas Renner SA	106,277	1,344,859
Marcopolo SA, PFC Shares	403,000	364,765
Marfrig Global Foods SA(1)	177,855	476,734
Metalurgica Gerdau SA, PFC Shares	111,800	175,345
MRV Engenharia e Participacoes SA	101,300	444,300
Natura Cosmeticos SA	105,800	822,024
Odontoprev SA	483,300	1,782,323
Petroleo Brasileiro SA, PFC Shares	824,400	6,246,981
Qualicorp Consultoria e Corretora de Seguros SA	258,500	2,056,140
Randon SA Implementos e Participacoes, PFC Shares	72,800	187,877
Rumo SA(1)	185,919	1,056,964
Smiles Fidelidade SA	22,500	207,580
Suzano SA	77,820	633,349
Telefonica Brasil SA, PFC Shares	272,400	3,605,284
TIM Participacoes SA	583,950	1,662,812
Totvs SA	306,690	4,762,661
Transmissora Alianca de Energia Electrica SA	91,000	655,300
Ultrapar Participacoes SA	154,368	726,324
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	87,850	159,030
Vale SA(1)	357,947	4,212,716
Valid Solucoes SA	100,870	334,012
Weg SA	202,252	1,285,981
YDUQS Part(1)	57,700	564,699

		$70,042,711

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$409,516
Chimimport AD	329,922	318,063
MonBat AD	60,235	214,568
Petrol AD(1)	25,625	9,754
Sopharma AD(1)	354,600	677,968

		$1,629,869

Chile — 2.7%
AES Gener SA	1,325,140	$284,112
Aguas Andinas SA, Series A	1,073,898	492,348
Banco de Chile	14,370,869	1,850,618
Banco de Credito e Inversiones SA	20,851	1,160,919
Banco Santander Chile	20,090,862	1,246,468
Cap SA	56,612	415,277

Security	Shares	Value
Cencosud SA	935,529	$1,270,331
Cia Cervecerias Unidas SA	107,129	1,068,964
Cia Sud Americana de Vapores SA(1)	14,510,741	477,430
Colbun SA	2,922,868	504,289
Embotelladora Andina SA, Class B, PFC Shares	154,121	444,740
Empresa Nacional de Telecomunicaciones SA(1)	191,089	1,494,751
Empresas CMPC SA	710,444	1,619,000
Empresas COPEC SA	396,674	3,546,905
Enel Americas SA	10,652,906	1,989,519
Enel Chile SA	9,679,267	796,034
Engie Energia Chile SA	173,855	257,876
Forus SA	87,698	159,644
Inversiones Aguas Metropolitanas SA	130,715	155,991
Inversiones La Construccion SA	18,894	228,659
Itau CorpBanca	72,085,733	437,413
Latam Airlines Group SA	292,844	3,238,027
Parque Arauco SA	541,699	1,424,370
Ripley Corp. SA	721,671	416,498
S.A.C.I. Falabella	580,600	2,955,454
Sociedad Matriz SAAM SA	6,242,812	513,921
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	58,504	1,554,111
Sonda SA	736,417	788,352
Vina Concha y Toro SA	371,443	683,684

		$31,475,705

China — 11.7%
3SBio, Inc.(1)(4)	675,000	$1,257,360
AECC Aviation Power Co., Ltd.	40,221	120,754
Agile Group Holdings, Ltd.	254,000	342,358
Agricultural Bank of China, Ltd., Class H	1,440,000	592,565
Aier Eye Hospital Group Co., Ltd., Class A	39,319	220,819
Air China, Ltd., Class H	628,000	554,463
Aisino Corp.	38,800	113,456
Alibaba Group Holding, Ltd. ADR(1)	15,200	2,685,384
Aluminum Corp. of China, Ltd., Class H(1)	2,486,000	736,519
Angang Steel Co., Ltd., Class H(2)	1,258,400	420,965
Anhui Conch Cement Co., Ltd., Class H	559,000	3,340,990
ANTA Sports Products, Ltd.	26,000	254,335
Baidu, Inc. ADR(1)	11,300	1,150,905
Bank of Beijing Co., Ltd.	182,760	143,776
Bank of China, Ltd., Class H	1,834,000	747,877
Bank of Communications, Ltd., Class H	1,053,900	719,758
Bank of Nanjing Co., Ltd.	80,900	99,152
Bank of Ningbo Co., Ltd., Class A	67,000	256,975
Beijing Capital International Airport Co., Ltd., Class H	436,000	412,945
Beijing Enterprises Holdings, Ltd.	135,000	635,634
Beijing Enterprises Water Group, Ltd.	1,560,000	813,116
Beijing Originwater Technology Co., Ltd., Class A	127,500	140,035
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	75,282
Beijing Tongrentang Co., Ltd.	22,000	85,916
Beijing Water Business Doctor Co., Ltd., Class A	101,700	91,514
Beijing Xinwei Technology Group Co., Ltd.(1)	93,610	16,733
BOE Technology Group Co., Ltd., Class A	341,100	172,769
Brilliance China Automotive Holdings, Ltd.(2)	650,000	716,803

Security	Shares	Value
BYD Co., Ltd., Class H(2)	126,200	$591,943
Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	65,208
CGN Power Co., Ltd., Class H(4)	2,585,000	671,381
Changchun High & New Technology Industry Group, Inc., Class A	3,100	200,308
Changjiang Securities Co., Ltd., Class A	213,800	206,615
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	165,681
China Agri-Industries Holdings, Ltd.	1,724,000	567,984
China Biologic Products Holdings, Inc.(1)(2)	15,400	1,756,216
China Bluechemical, Ltd., Class H	1,270,000	309,063
China Cinda Asset Management Co., Ltd., Class H	1,495,000	310,133
China CITIC Bank Corp., Ltd., Class H	343,000	198,824
China Coal Energy Co., Ltd., Class H	1,058,000	421,910
China Communications Construction Co., Ltd., Class H	509,000	387,472
China Communications Services Corp., Ltd., Class H	658,000	406,333
China Construction Bank Corp., Class H	2,016,630	1,615,866
China Dongxiang Group Co., Ltd.	4,257,000	477,500
China Everbright International, Ltd.	373,925	282,615
China Everbright, Ltd.	186,000	275,578
China Evergrande Group(2)	354,000	861,726
China Fortune Land Development Co., Ltd.	52,329	212,283
China Gas Holdings, Ltd.	520,000	2,215,168
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,800,000	0
China International Marine Containers Co., Ltd.	579,206	509,481
China International Travel Service Corp., Ltd.	16,300	209,137
China Life Insurance Co., Ltd., Class H	267,000	686,641
China Longyuan Power Group Corp., Ltd., Class H	954,000	515,384
China Mengniu Dairy Co., Ltd.	581,000	2,316,299
China Merchants Bank Co., Ltd., Class H	323,024	1,540,576
China Merchants Port Holdings Co., Ltd.	318,035	497,257
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	198,446
China Minsheng Banking Corp., Ltd., Class H	1,109,788	776,264
China Mobile, Ltd.	178,000	1,446,552
China Molybdenum Co., Ltd., Class H(2)	2,058,000	648,550
China National Building Material Co., Ltd., Class H	858,000	723,143
China National Nuclear Power Co., Ltd.	210,800	151,433
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	167,267
China Oilfield Services, Ltd., Class H	496,000	690,569
China Overseas Land & Investment, Ltd.	314,160	991,329
China Pacific Insurance (Group) Co., Ltd., Class H	107,600	390,404
China Petroleum & Chemical Corp., Class H	4,390,300	2,497,092
China Railway Construction Corp., Ltd., Class H	436,500	477,438
China Railway Group, Ltd., Class H	1,385,000	834,760
China Resources Beer Holdings Co., Ltd.	290,000	1,486,836
China Resources Gas Group, Ltd.	212,000	1,278,212
China Resources Land, Ltd.	302,000	1,284,369
China Resources Medical Holdings Co., Ltd.(2)	355,000	203,674
China Resources Power Holdings Co., Ltd.	477,600	600,216
China Shenhua Energy Co., Ltd., Class H	837,000	1,699,896
China Shineway Pharmaceutical Group, Ltd.	381,000	366,639
China Shipbuilding Industry Co., Ltd.	185,800	139,754
China Southern Airlines Co., Ltd., Class H	564,000	347,108
China State Construction Engineering Corp., Ltd.	156,440	116,498
China Taiping Insurance Holdings Co., Ltd.	110,200	247,741
China Telecom Corp., Ltd., Class H	1,120,000	476,458

Security	Shares	Value
China Travel International Investment Hong Kong, Ltd.	1,998,000	$315,415
China Unicom (Hong Kong), Ltd.	356,372	350,848
China United Network Communications, Ltd., Class A	514,100	447,821
China Vanke Co., Ltd., Class H	742,520	2,707,634
China Yangtze Power Co., Ltd.	162,200	411,531
Chongqing Changan Automobile Co., Ltd., Class A	98,800	100,497
CIFI Holdings Group Co., Ltd.	772,000	514,905
CITIC Guoan Information Industry Co., Ltd., Class A(1)	138,800	68,129
CITIC, Ltd.	607,000	798,499
CNOOC, Ltd.	2,111,000	3,141,695
COSCO SHIPPING Development Co., Ltd., Class H	4,252,000	476,346
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	912,000	392,324
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	554,806
COSCO SHIPPING Ports, Ltd.	516,000	405,674
Country Garden Holdings Co., Ltd.	685,631	951,813
Country Garden Services Holdings Co., Ltd.	155,589	527,193
CSPC Pharmaceutical Group, Ltd.	980,000	2,509,898
Daqin Railway Co., Ltd.	104,300	113,042
Datang International Power Generation Co., Ltd., Class H	2,626,000	517,969
Dong-E-E-Jiao Co., Ltd., Class A	16,200	81,225
Dongfeng Motor Group Co., Ltd., Class H	690,000	692,148
Dr Peng Telecom & Media Group Co., Ltd.(1)	104,900	96,816
East Money Information Co., Ltd., Class A	58,632	124,023
Focus Media Information Technology Co., Ltd., Class A	196,344	167,125
Ganfeng Lithium Co., Ltd., Class A	51,150	158,105
Gemdale Corp.	80,700	136,368
Golden Eagle Retail Group, Ltd.	739,000	814,468
Great Wall Motor Co., Ltd., Class H(2)	715,000	579,330
Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	387,917
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	205,546
Guangdong Investment, Ltd.	626,000	1,354,850
Guangzhou Automobile Group Co., Ltd., Class H	579,218	578,486
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,012,097
Guangzhou R&F Properties Co., Ltd., Class H	302,000	467,935
Guosen Securities Co., Ltd., Class A	117,628	204,197
Haier Electronics Group Co., Ltd.	161,000	459,669
Haier Smart Home Co., Ltd.	66,800	151,809
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	126,105
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	191,119
Harbin Pharmaceutical Group Co., Ltd.(1)	150,900	80,806
Hengan International Group Co., Ltd.	178,000	1,242,795
Hengtong Optic-electric Co., Ltd.	38,780	80,921
Hesteel Co., Ltd., Class A	506,400	178,364
Huadian Power International Corp., Ltd., Class H	1,100,000	412,179
Huadong Medicine Co., Ltd., Class A	56,653	209,824
Huaneng Power International, Inc., Class H	2,352,000	1,117,141
Huaneng Renewables Corp., Ltd., Class H	974,000	371,849
Huaxia Bank Co., Ltd.	146,972	156,343
Huayu Automotive Systems Co., Ltd.	53,308	190,091
Hubei Energy Group Co., Ltd., Class A	277,714	160,437
Humanwell Healthcare Group Co., Ltd.(1)	69,600	123,917
Hundsun Technologies, Inc.	13,310	143,971
Iflytek Co., Ltd., Class A	34,550	162,391
Industrial & Commercial Bank of China, Ltd., Class H	1,526,000	1,093,216

Security	Shares	Value
Industrial Bank Co., Ltd.	97,902	$260,220
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	137,554
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	219,088
JD.com, Inc. ADR(1)	33,900	1,055,985
Jiangsu Expressway Co., Ltd., Class H	428,000	568,618
Jiangsu Hengrui Medicine Co., Ltd.	26,918	347,274
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	208,654
Jiangxi Copper Co., Ltd., Class H	720,000	842,925
Jinke Properties Group Co., Ltd., Class A	130,499	128,449
Jinyu Bio-Technology Co., Ltd.	43,862	128,159
Jizhong Energy Resources Co., Ltd., Class A	231,400	116,289
Kangmei Pharmaceutical Co., Ltd.	61,700	32,641
Kingboard Holdings., Ltd.	256,100	682,481
Kunlun Energy Co., Ltd.	668,000	621,732
Kweichow Moutai Co., Ltd.	2,900	485,654
KWG Group Holdings, Ltd.	476,000	479,323
Lee & Man Paper Manufacturing, Ltd.	788,000	438,179
Lenovo Group, Ltd.	1,316,000	917,440
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	142,741
Li Ning Co., Ltd.	209,208	709,387
Longfor Group Holdings, Ltd.(4)	149,500	620,447
LONGi Green Energy Technology Co., Ltd.	60,242	195,148
Luxshare Precision Industry Co., Ltd., Class A	54,643	246,410
Luye Pharma Group, Ltd.(2)(4)	496,500	366,988
Maanshan Iron & Steel Co., Ltd., Class H(2)	1,498,000	566,579
Midea Group Co., Ltd., Class A	32,300	254,537
NARI Technology Co., Ltd.	48,600	151,447
NetEase, Inc. ADR	3,500	1,000,510
New Oriental Education & Technology Group, Inc. ADR(1)	9,000	1,098,540
Nine Dragons Paper Holdings, Ltd.	615,000	533,490
Oceanwide Holdings Co., Ltd., Class A	204,000	126,812
Offshore Oil Engineering Co., Ltd.	217,300	186,052
OFILM Group Co., Ltd., Class A(1)	65,800	104,317
Oriental Pearl Group Co., Ltd., Class A	75,920	97,054
PetroChina Co., Ltd., Class H	4,840,000	2,360,281
Ping An Bank Co., Ltd., Class A	151,588	350,003
Ping An Insurance (Group) Co. of China, Ltd., Class H	225,500	2,602,672
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	141,297
Poly Developments and Holdings Group Co., Ltd., Class A	179,100	366,288
Poly Property Group Co., Ltd.	946,000	341,702
Power Construction Corp. of China, Ltd.	187,000	118,479
RiseSun Real Estate Development Co., Ltd., Class A	163,200	201,564
SAIC Motor Corp., Ltd.	55,100	183,875
Sanan Optoelectronics Co., Ltd.	84,900	183,142
SDIC Power Holdings Co., Ltd.	98,000	116,073
Semiconductor Manufacturing International Corp.(1)(2)	787,700	1,000,574
Shandong Gold Mining Co., Ltd.	36,200	164,541
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,596,000	1,832,273
Shanghai Electric Group Co., Ltd., Class H	1,792,000	548,131
Shanghai Industrial Holdings, Ltd.	204,000	379,740
Shanghai Industrial Urban Development Group, Ltd.	204,000	25,456
Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	242,437
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	151,489
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	122,918

Security	Shares	Value
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	$199,303
Shenzhen Investment, Ltd.	674,000	265,283
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	97,749
Shimao Property Holdings, Ltd.	155,000	519,263
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	110,123
Sichuan Chuantou Energy Co., Ltd.	88,600	121,539
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	414,154
SINA Corp.(1)	5,700	225,720
Sino Biopharmaceutical, Ltd.	941,000	1,401,047
Sino-Ocean Group Holding, Ltd.	1,172,500	431,071
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,963,000	542,159
Sinopharm Group Co., Ltd., Class H	368,000	1,317,899
Sun Art Retail Group, Ltd.	909,500	928,047
Sunac China Holdings, Ltd.	249,000	1,129,411
Suning.com Co., Ltd, Class A	69,200	103,662
TCL Corp., Class A	373,200	174,441
Tencent Holdings, Ltd.	155,402	6,303,558
Tianqi Lithium Corp., Class A	44,850	160,032
Tingyi (Cayman Islands) Holding Corp.	622,000	827,444
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	130,678
Trip.com Group, Ltd. ADR(1)	25,154	829,830
Tsingtao Brewery Co., Ltd., Class H	190,000	1,101,052
Tus Environmental Science and Technology Development Co., Ltd., Class A	65,660	80,764
Wanhua Chemical Group Co., Ltd.	19,665	127,253
Want Want China Holdings, Ltd.(2)	1,355,000	1,141,464
Weichai Power Co., Ltd., Class H	699,600	1,101,184
Wens Foodstuffs Group Co., Ltd., Class A	42,500	242,913
West China Cement, Ltd.	2,834,000	454,104
WH Group, Ltd.(4)	2,378,000	2,510,080
Wuliangye Yibin Co., Ltd., Class A	18,600	348,151
Xiaomi Corp., Class B(1)(2)(4)	1,107,000	1,254,227
Xinhu Zhongbao Co., Ltd.	301,800	181,710
Yang Quan Coal Industry Group Co., Ltd.	189,300	139,244
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	228,859
Yanzhou Coal Mining Co., Ltd., Class H	518,000	525,548
Yonghui Superstores Co., Ltd.	124,700	147,710
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	115,372
Yuexiu Property Co., Ltd.	1,590,000	350,217
Yunnan Baiyao Group Co., Ltd., Class A	21,200	260,673
Zhaojin Mining Industry Co., Ltd., Class H(2)	372,500	416,596
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	158,955
Zhejiang Expressway Co., Ltd., Class H	422,000	345,563
Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	37,500	100,228
Zhongjin Gold Corp., Ltd.	115,900	136,159
Zhongtian Financial Group Co., Ltd., Class A	315,000	147,553
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	332,096
Zijin Mining Group Co., Ltd., Class H	3,588,000	1,242,846
ZTE Corp., Class H(1)	456,103	1,272,479

		$138,853,482

Colombia — 1.5%
Almacenes Exito SA	221,716	$1,174,176
Avianca Holdings SA, PFC Shares	551,298	305,008
Banco Davivienda SA, PFC Shares	36,732	469,474
Bancolombia SA	84,155	1,023,305

Security	Shares	Value
Bancolombia SA ADR, PFC Shares	33,800	$1,753,544
Celsia SA ESP	740,070	952,457
Cementos Argos SA	487,554	1,100,603
Cemex Latam Holdings SA(1)	173,596	233,687
Corporacion Financiera Colombiana SA(1)	30,859	265,680
Ecopetrol SA	3,529,471	3,174,435
Grupo Argos SA	318,026	1,721,857
Grupo Aval Acciones y Valores SA, PFC Shares	1,103,827	452,308
Grupo de Inversiones Suramericana SA	70,759	715,964
Grupo de Inversiones Suramericana SA, PFC Shares	38,415	352,100
Grupo Nutresa SA	254,989	1,934,295
Interconexion Electrica SA	378,021	2,180,890

		$17,809,783

Croatia — 0.7%
Adris Grupa DD, PFC Shares	17,973	$1,339,818
Atlantic Grupa DD(1)	1,465	293,673
Atlantska Plovidba DD(1)	4,389	280,745
Ericsson Nikola Tesla DD(1)	3,020	571,801
Hrvatski Telekom DD(1)	70,450	1,770,906
INA Industrija Nafte DD(1)	900	423,538
Koncar-Elektroindustrija DD(1)	2,396	231,257
Kras DD(1)	2,986	468,975
Podravka Prehrambena Industrija DD(1)	12,708	912,149
Valamar Riviera DD(1)	286,736	1,631,472
Zagrebacka Banka DD(1)	67,075	606,743

		$8,531,077

Czech Republic — 0.7%
CEZ AS	178,200	$4,064,820
Komercni Banka AS	107,288	3,626,006
Philip Morris CR AS	1,678	1,001,525

		$8,692,351

Egypt — 0.7%
Alexandria Mineral Oils Co.	519,744	$144,555
Commercial International Bank Egypt SAE	567,741	2,848,369
Eastern Co. SAE	1,027,297	1,019,752
Egypt Kuwait Holding Co. SAE	395,868	547,449
Egyptian Financial Group-Hermes Holding Co.	264,772	311,548
ElSewedy Electric Co.	937,063	780,603
Ezz Steel Co SAE(1)	330,083	243,246
Juhayna Food Industries	658,122	346,931
Orascom Investment Holding(1)	3,692,103	143,647
Oriental Weavers	383,580	246,698
Palm Hills Developments SAE(1)	2,010,268	266,411
Pioneers Holding for Financial Investments SAE(1)	225,466	79,450
Sidi Kerir Petrochemicals Co.	202,688	148,679
Six of October Development & Investment Co.	382,178	369,124
Talaat Moustafa Group	947,420	578,542
Telecom Egypt	576,834	412,522

		$8,487,526

Security	Shares	Value
Estonia — 0.7%
AS Merko Ehitus	78,018	$790,957
AS Tallink Grupp	3,623,652	3,790,843
AS Tallinna Kaubamaja Grupp	192,740	1,883,365
AS Tallinna Vesi	116,590	1,450,047
Nordecon AS	145,374	159,770

		$8,074,982

Ghana — 0.2%
CAL Bank, Ltd.	2,063,694	$300,579
Ghana Commercial Bank, Ltd.	1,626,918	1,427,678
Standard Chartered Bank of Ghana, Ltd.	244,300	667,094

		$2,395,351

Greece — 1.5%
Aegean Airlines SA	27,897	$254,771
Alpha Bank AE(1)	598,591	1,277,266
Athens Water Supply & Sewage Co. SA	48,321	428,110
Costamare, Inc.	54,819	430,877
Diana Shipping, Inc.(1)	79,890	293,196
Ellaktor SA(1)	100,337	205,969
Eurobank Ergasias SA(1)	903,107	915,507
FF Group(1)(3)	46,335	0
GasLog, Ltd.	27,501	377,039
GEK Terna Holding Real Estate Construction SA(1)	71,332	540,743
Hellenic Exchanges - Athens Stock Exchange SA	74,720	374,896
Hellenic Petroleum SA	46,772	444,593
Hellenic Telecommunications Organization SA	169,699	2,573,722
Holding Co. ADMIE IPTO SA	174,643	415,977
JUMBO SA	60,659	1,181,783
Motor Oil (Hellas) Corinth Refineries SA	50,346	1,245,167
Mytilineos SA	74,126	812,371
National Bank of Greece SA(1)	309,650	1,050,146
OPAP SA	130,273	1,416,771
Public Power Corp. SA(1)	150,886	533,565
StealthGas, Inc.(1)	37,397	123,036
Terna Energy SA	60,987	497,251
Titan Cement International SA(1)	90,269	1,904,222
Tsakos Energy Navigation, Ltd.	80,600	286,130

		$17,583,108

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	440,342	$656,443
MOL Hungarian Oil & Gas PLC	234,200	2,316,063
OTP Bank Nyrt.	72,300	3,334,254
Richter Gedeon Nyrt.	132,400	2,454,349

		$8,761,109

India — 6.0%
ABB India, Ltd.	19,900	$406,297
ACC, Ltd.	18,085	400,822
Adani Enterprises, Ltd.	180,900	502,396
Adani Gas, Ltd.	180,900	374,379
Adani Ports and Special Economic Zone, Ltd.	137,520	766,513

Security	Shares	Value
Adani Power, Ltd.(1)	556,250	$516,733
Adani Transmission, Ltd.(1)	190,553	740,578
Aditya Birla Capital, Ltd.(1)	94,280	109,147
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	276,227
Ambuja Cements, Ltd.	141,512	404,632
Asian Paints, Ltd.	43,100	1,098,280
Aurobindo Pharma, Ltd.	18,125	120,045
Axis Bank, Ltd.	66,806	688,192
Bajaj Auto, Ltd.	13,775	629,212
Bank of Baroda(1)	109,850	150,413
Bank of India(1)	109,562	110,170
Bharat Forge, Ltd.	68,789	437,242
Bharat Heavy Electricals, Ltd.	648,450	517,247
Bharat Petroleum Corp., Ltd.	78,872	583,074
Bharti Airtel, Ltd.	695,223	3,655,570
Bharti Infratel, Ltd.	315,991	845,630
Biocon, Ltd.	175,318	605,734
Canara Bank(1)	67,631	193,005
Cipla, Ltd.	131,806	876,693
Coal India, Ltd.	126,399	370,496
Colgate-Palmolive (India), Ltd.	25,618	559,069
Container Corp. of India, Ltd.	68,849	570,207
Crompton Greaves Consumer Electricals, Ltd.	153,025	549,677
Cummins India, Ltd.	49,900	381,483
Dabur India, Ltd.	57,492	374,079
Divi’s Laboratories, Ltd.	31,384	773,242
DLF, Ltd.	327,850	847,891
Dr. Reddy’s Laboratories, Ltd.	21,745	855,217
Eicher Motors, Ltd.	2,146	683,161
GAIL (India), Ltd.	462,886	899,486
GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	408,090
Glenmark Pharmaceuticals, Ltd.	61,248	272,616
GMR Infrastructure, Ltd.(1)	1,721,400	505,750
Godrej Consumer Products, Ltd.	33,317	346,730
Grasim Industries, Ltd.	41,543	450,811
Gujarat State Petronet, Ltd.	176,208	521,169
Havells India, Ltd.	40,009	389,113
HCL Technologies, Ltd.	50,523	823,623
HDFC Bank, Ltd.	115,846	2,006,609
Hemisphere Properties India, Ltd.(1)	104,859	219,612
Hero MotoCorp, Ltd.	17,877	682,205
Hindalco Industries, Ltd.	182,020	480,014
Hindustan Petroleum Corp., Ltd.	81,188	368,684
Hindustan Unilever, Ltd.	75,791	2,328,510
Hindustan Zinc, Ltd.(1)	103,100	308,460
Housing Development Finance Corp., Ltd.	46,502	1,398,959
ICICI Bank, Ltd.	114,517	748,554
IDBI Bank, Ltd.(1)	161,700	75,601
IDFC Bank, Ltd.(1)	260,034	163,484
IDFC, Ltd.	260,034	129,053
Indiabulls Housing Finance, Ltd.	19,115	55,132
Indiabulls Real Estate, Ltd.(1)	228,961	178,519
Indian Hotels Co., Ltd. (The)	197,136	424,749

Security	Shares	Value
Indian Oil Corp., Ltd.	242,425	$491,186
Infosys, Ltd.	254,692	2,454,084
ITC, Ltd.	375,295	1,364,925
Jindal Steel & Power, Ltd.(1)	129,924	211,550
JSW Steel, Ltd.	203,796	653,059
Kotak Mahindra Bank, Ltd.	21,720	479,525
Larsen & Toubro, Ltd.	78,408	1,627,862
Lupin, Ltd.	80,300	842,428
Mahindra & Mahindra, Ltd.	94,791	808,963
Maruti Suzuki India, Ltd.	13,311	1,418,279
Nestle India, Ltd.	4,923	1,037,054
NTPC, Ltd.	973,812	1,679,978
Oberoi Realty, Ltd.	31,878	226,759
Oil & Natural Gas Corp., Ltd.	251,509	501,624
Oracle Financial Services Software, Ltd.(1)	5,025	223,046
Piramal Enterprises, Ltd.	31,480	746,157
Power Grid Corporation of India, Ltd.	561,700	1,571,534
Reliance Industries, Ltd.	246,352	5,080,236
Siemens, Ltd.	33,479	787,316
Sobha, Ltd.	26,300	157,035
State Bank of India(1)	73,106	321,614
Steel Authority of India, Ltd.	513,200	265,807
Sun Pharmaceutical Industries, Ltd.	227,118	1,391,560
Sun TV Network, Ltd.	55,449	411,882
Suzlon Energy, Ltd.(1)	2,099,450	78,348
Tata Communications, Ltd.	104,859	521,201
Tata Consultancy Services, Ltd.	69,769	2,238,310
Tata Global Beverages, Ltd.	74,700	333,590
Tata Motors, Ltd.(1)	208,855	516,731
Tata Power Co., Ltd. (The)	697,463	583,054
Tata Steel, Ltd.	70,165	375,146
Tech Mahindra, Ltd.	33,352	347,284
Titan Co., Ltd.	45,002	844,676
UltraTech Cement, Ltd.	12,390	723,603
United Spirits, Ltd.(1)	80,035	708,347
UPL, Ltd.	81,370	686,047
Vedanta, Ltd.	271,198	566,597
Vodafone Idea, Ltd.(1)	3,478,480	188,321
Voltas, Ltd.	51,328	509,459
Wipro, Ltd.	170,832	627,030
Yes Bank, Ltd.	156,523	154,785
Zee Entertainment Enterprises, Ltd.	206,320	756,828

		$70,671,106

Indonesia — 2.9%
Adaro Energy Tbk PT	8,879,600	$827,875
AKR Corporindo Tbk PT	1,044,200	294,494
Aneka Tambang Tbk	10,251,500	649,293
Astra Argo Lestari Tbk PT	544,200	443,250
Astra International Tbk PT	8,480,200	4,194,312
Bank Central Asia Tbk PT	1,547,600	3,464,035
Bank Danamon Indonesia Tbk PT	591,903	177,059
Bank Mandiri Persero Tbk PT	2,743,800	1,371,541
Bank Negara Indonesia Persero Tbk PT	1,034,000	564,442

Security	Shares	Value
Bank Pan Indonesia Tbk PT(1)	4,945,000	$473,322
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	137,760
Bank Rakyat Indonesia Persero Tbk PT	7,661,900	2,295,775
Bank Tabungan Negara Tbk PT	1,779,800	235,561
Bukit Asam Tbk PT	2,764,800	442,717
Bumi Serpong Damai Tbk PT(1)	3,215,100	323,757
Charoen Pokphand Indonesia Tbk PT	2,161,300	969,298
Gudang Garam Tbk PT	111,800	446,498
Hanson International Tbk PT(1)	23,744,500	152,226
Indo Tambangraya Megah Tbk PT	361,400	342,235
Indocement Tunggal Prakarsa Tbk PT	883,900	1,259,265
Indofood Sukses Makmur Tbk PT	1,296,700	710,596
Jasa Marga (Persero) Tbk PT	1,366,100	530,085
Kalbe Farma Tbk PT	7,829,900	889,153
Lippo Karawaci Tbk PT(1)	19,017,880	319,668
Matahari Department Store Tbk PT	686,300	177,904
Medco Energi Internasional Tbk PT(1)	8,104,800	380,783
Media Nusantara Citra Tbk PT	3,201,000	299,726
Mitra Keluarga Karyasehat Tbk PT	2,056,900	380,823
MNC Investama Tbk PT(1)	29,275,700	152,166
Perusahaan Gas Negara Tbk PT	6,652,500	998,334
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,297,700	509,960
PP Persero Tbk PT	2,468,989	312,287
Semen Indonesia Persero Tbk PT	1,469,700	1,325,501
Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	0
Siloam International Hospitals Tbk PT(1)	1,530,100	784,735
Surya Semesta Internusa Tbk PT	4,418,300	242,379
Telekomunikasi Indonesia Persero Tbk PT	10,425,000	3,042,232
Tower Bersama Infrastructure Tbk PT	403,600	181,832
Unilever Indonesia Tbk PT	364,900	1,136,184
United Tractors Tbk PT	798,883	1,233,100
Vale Indonesia Tbk PT(1)	2,056,700	543,037
Waskita Karya Persero Tbk PT	2,474,900	274,057
Wijaya Karya Persero Tbk PT	2,252,900	317,733
XL Axiata Tbk PT(1)	1,282,800	323,623

		$34,130,613

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(1)	55,145	$914,050
Arab Bank PLC	480,960	3,926,061
Arab Potash Co. PLC	42,090	1,126,598
Bank of Jordan	119,866	356,941
Cairo Amman Bank	193,771	273,384
Capital Bank of Jordan	150,938	217,197
Jordan Ahli Bank	251,292	333,041
Jordan Islamic Bank	65,198	251,138
Jordan Petroleum Refinery	182,633	841,827
Jordanian Electric Power Co.	179,108	318,563

		$8,558,800

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	99,125	$1,321,170
KAZ Minerals PLC	412,861	2,523,122

Security	Shares	Value
Kcell JSC GDR	302,572	$1,617,965
Nostrum Oil & Gas PLC(1)	75,523	22,653

		$5,484,910

Kenya — 0.8%
ARM Cement, Ltd.(1)(3)	1,653,600	$0
Bamburi Cement Co., Ltd.	325,100	296,279
Barclays Bank of Kenya, Ltd.	2,476,760	323,733
British American Tobacco Kenya, Ltd.	52,000	244,982
Co-operative Bank of Kenya, Ltd. (The)	3,447,112	488,973
East African Breweries, Ltd.	1,086,780	2,112,223
Equity Group Holdings PLC	3,121,000	1,434,962
KCB Group, Ltd.	2,189,320	1,111,900
Kenya Power & Lighting, Ltd.(1)	7,482,654	227,929
Nation Media Group PLC	488,284	195,491
Safaricom PLC	9,241,272	2,659,862
Standard Chartered Bank Kenya, Ltd.	166,442	330,359

		$9,426,693

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	585,649	$1,447,752
Ahli United Bank	240,820	249,277
Al Ahli Bank of Kuwait KSCP	209,247	200,177
ALAFCO Aviation Lease and Finance Co. KSCP	225,463	200,522
Boubyan Bank KSCP	284,622	527,298
Boubyan Petrochemicals Co. KSCP	283,836	692,015
Burgan Bank SAK	270,556	276,401
Commercial Bank of Kuwait KSCP	363,024	603,047
Commercial Real Estate Co. KSCC	1,513,762	456,763
Gulf Bank KSCP	342,573	296,825
Gulf Cable & Electrical Industries Co. KSCP	152,800	245,262
Jazeera Airways Co. KSC	81,382	291,751
Kuwait Cement Co.	226,947	183,341
Kuwait Finance House KSCP	843,382	1,902,885
Kuwait Portland Cement Co. KSC	72,250	261,063
Kuwait Projects Co. Holdings KSC	378,400	273,329
Kuwait Real Estate Co. KSC(1)	492,240	154,751
Mabanee Co. SAKC	387,636	986,192
Mezzan Holding Co. KSCC	65,569	116,468
Mobile Telecommunications Co.	1,541,787	2,873,273
National Bank of Kuwait SAK	1,135,306	3,520,261
National Industries Group Holding SAK	664,558	484,359
National Real Estate Co. KPSC(1)	1,043,207	283,729
Qurain Petrochemical Industries Co.	349,621	353,504
Warba Bank KSCP(1)	178,108	150,760

		$17,031,005

Latvia — 0.0%(6)
Grindeks	42,000	$552,725

		$552,725

Security	Shares	Value
Lithuania — 0.3%
Apranga PVA	427,588	$1,011,044
Energijos Skirstymo Operatorius AB	128,934	104,683
Klaipedos Nafta AB	1,345,900	555,519
Pieno Zvaigzdes	104,200	107,845
Rokiskio Suris	122,500	327,838
Siauliu Bankas	2,303,871	1,325,924

		$3,432,853

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$262,329
Alliance Bank Malaysia Bhd	150,000	103,229
AMMB Holdings Bhd	145,400	138,692
Astro Malaysia Holdings Bhd	636,200	205,600
Axiata Group Bhd	1,020,750	1,049,190
Berjaya Sports Toto Bhd	410,650	260,277
British American Tobacco Malaysia Bhd	46,200	207,990
Bursa Malaysia Bhd	122,550	177,306
CIMB Group Holdings Bhd	387,500	486,320
Dialog Group Bhd	2,086,414	1,736,090
Digi.com Bhd	776,300	871,823
FGV Holdings Bhd(1)	884,500	232,402
Gamuda Bhd	649,400	580,690
Genting Bhd	903,900	1,255,617
Genting Malaysia Bhd	1,062,600	815,001
Genting Plantations Bhd	122,000	289,160
Globetronics Technology Bhd	736,900	364,448
Hartalega Holdings Bhd	350,100	440,426
Hong Leong Bank Bhd	57,100	235,114
IGB Real Estate Investment Trust	474,900	217,012
IHH Healthcare Bhd	1,197,400	1,631,921
IJM Corp. Bhd	967,680	497,526
Inari Amertron Bhd	2,341,300	1,100,586
IOI Corp. Bhd	469,418	489,938
IOI Properties Group Bhd	1,044,058	259,516
KLCCP Stapled Group	399,100	762,966
Kuala Lumpur Kepong Bhd	93,800	486,339
Magnum Bhd	597,640	400,172
Malayan Banking Bhd	447,687	920,638
Malaysia Airports Holdings Bhd	263,700	499,104
Maxis Bhd	367,000	472,562
MISC Bhd	390,000	776,801
MMC Corp. Bhd	1,217,800	293,756
My EG Services Bhd	2,432,950	662,389
Nestle Malaysia Bhd	12,300	425,678
Petronas Chemicals Group Bhd	1,048,400	1,873,086
Petronas Dagangan Bhd	201,000	1,132,678
Petronas Gas Bhd	166,700	664,012
PPB Group Bhd	95,200	411,844
Press Metal Aluminium Holdings Bhd	1,092,820	1,243,397
Public Bank Bhd	204,820	994,064
RHB Bank Bhd	101,700	139,898
Sapura Energy Bhd	5,340,168	338,121

Security	Shares	Value
Silverlake Axis, Ltd.	1,724,000	$576,196
Sime Darby Bhd	901,839	488,987
Sime Darby Plantation Bhd	527,239	618,299
Sime Darby Property Bhd	1,732,039	300,324
SP Setia Bhd Group	575,400	166,434
Sunway Bhd	1,140,206	463,488
Sunway Real Estate Investment Trust	688,700	298,285
Supermax Corp. Bhd	788,500	276,862
Telekom Malaysia Bhd	533,900	479,783
Tenaga Nasional Bhd	630,925	2,089,463
Top Glove Corp. Bhd	718,000	746,982
UEM Sunrise Bhd(1)	1,683,050	275,468
UMW Holdings Bhd	184,400	195,383
VS Industry Bhd	1,748,000	584,375
YTL Corp. Bhd	1,319,034	274,273
YTL Power International Bhd	893,660	146,558

		$34,386,868

Mauritius — 0.7%
Alteo, Ltd.	852,532	$384,803
CIEL, Ltd.	1,801,109	279,286
MCB Group, Ltd.	375,902	3,130,483
Phoenix Beverages, Ltd.	24,345	383,215
Rogers & Co., Ltd.	1,621,735	1,650,698
SBM Holdings, Ltd.	6,041,362	947,680
Sun, Ltd., Class A	516,880	406,541
Terra Mauricia, Ltd.	432,330	245,733
United Basalt Products, Ltd.	279,060	1,051,267

		$8,479,706

Mexico — 5.9%
Alfa SAB de CV, Series A	2,222,172	$1,933,780
Alsea SAB de CV(1)	694,800	1,849,285
America Movil SAB de CV, Series L	10,471,150	8,290,262
Arca Continental SAB de CV	230,580	1,288,798
Bolsa Mexicana de Valores SAB de CV	617,475	1,351,695
Cemex SAB de CV, Series CPO	7,329,339	2,754,717
Coca-Cola Femsa SAB de CV, Series L	247,500	1,361,755
El Puerto de Liverpool SAB de CV	163,780	834,459
Fibra Uno Administracion SA de CV	2,054,090	3,122,272
Fomento Economico Mexicano SAB de CV, Series UBD	554,856	4,932,021
Genomma Lab Internacional SAB de CV(1)	2,080,800	2,201,247
Gentera SAB de CV	573,500	566,449
Grupo Aeroportuario del Pacifico SAB de CV, Class B	249,887	2,619,225
Grupo Aeroportuario del Sureste SAB de CV, Class B	152,885	2,503,510
Grupo Bimbo SAB de CV, Series A	835,245	1,558,771
Grupo Carso SAB de CV, Series A1	700,000	2,336,184
Grupo Elektra SAB de CV	23,483	1,706,001
Grupo Financiero Banorte SAB de CV, Class O	867,300	4,742,163
Grupo Financiero Inbursa SAB de CV, Class O	2,104,600	2,618,100
Grupo Mexico SAB de CV, Series B	1,824,579	4,817,424
Grupo Televisa SAB ADR	164,900	1,822,145
Grupo Televisa SAB, Series CPO	325,100	718,426

Security	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	282,200	$350,320
Industrias CH SAB de CV, Series B(1)	222,900	961,286
Industrias Penoles SAB de CV	95,765	1,140,528
Infraestructura Energetica Nova SAB de CV(1)	180,000	795,363
Kimberly-Clark de Mexico SAB de CV, Class A	631,700	1,269,212
Minera Frisco SAB de CV(1)	714,800	151,235
Orbia Advance Corp., SAB de CV	675,699	1,462,642
Organizacion Soriana SAB de CV, Class B	120,000	154,456
Promotora y Operadora de Infraestructura SAB de CV	193,500	1,788,792
Telesites SAB de CV(1)	1,126,268	731,271
Ternium SA ADR	26,100	521,739
Wal-Mart de Mexico SAB de CV, Series V	1,528,480	4,580,712

		$69,836,245

Morocco — 0.7%
Attijariwafa Bank	31,486	$1,538,059
Banque Centrale Populaire	30,563	845,746
BMCE Bank	29,719	593,064
Cosumar	39,962	858,095
Douja Promotion Groupe Addoha SA	160,235	149,222
Label Vie	940	264,293
LafargeHolcim Maroc SA	7,621	1,326,437
Lesieur Cristal	19,185	359,178
Managem SA	1,422	110,489
Maroc Telecom	99,529	1,486,265
Societe d’Exploitation des Ports	29,732	549,223
TAQA Morocco SA	3,336	307,064
TOTAL Maroc SA	1,894	213,196

		$8,600,331

Nigeria — 0.7%
Access Bank PLC	15,309,588	$314,844
Dangote Cement PLC	2,624,741	1,083,560
Ecobank Transnational, Inc.(1)	5,093,625	94,069
FBN Holdings PLC	20,750,490	300,254
Flour Mills of Nigeria PLC	3,215,556	131,899
Guaranty Trust Bank PLC	18,484,256	1,271,424
Guiness Nigeria PLC	1,391,550	87,072
Lafarge Africa PLC(1)	5,061,475	190,295
Lekoil, Ltd.(1)	1,111,089	71,511
Nestle Nigeria PLC	355,667	1,102,165
Nigerian Breweries PLC	4,747,707	657,461
SEPLAT Petroleum Development Co. PLC(4)	604,091	975,972
Stanbic IBTC Holdings PLC	1,977,675	196,484
Transnational Corp. of Nigeria PLC	44,100,342	120,770
United Bank for Africa PLC	25,521,594	408,452
Zenith Bank PLC	19,093,381	896,982

		$7,903,214

Oman — 0.7%
Bank Dhofar SAOG	970,518	$316,497
Bank Muscat SAOG	1,991,321	2,294,578

Security	Shares	Value
Bank Nizwa SAOG(1)	1,001,800	$247,267
HSBC Bank Oman SAOG	589,256	193,627
National Bank of Oman SAOG	1,184,658	566,553
Oman Cables Industry SAOG	127,600	253,109
Oman Cement Co. SAOG	410,869	229,045
Oman Flour Mills Co. SAOG	90,796	160,277
Oman Telecommunications Co. SAOG	848,435	1,287,651
Ominvest	374,413	327,839
Ooredoo	634,160	862,810
Raysut Cement Co. SAOG	175,766	164,313
Renaissance Services SAOG(1)	915,971	641,135
Sembcorp Salalah Power & Water Co.	1,120,000	355,878
Sohar International Bank SAOG	1,707,287	498,512

		$8,399,091

Pakistan — 0.7%
Bank Alfalah, Ltd.	865,691	$230,836
D.G. Khan Cement Co., Ltd.	322,232	123,260
Engro Corp., Ltd.	270,585	514,734
Engro Fertilizers, Ltd.	610,528	279,908
Fauji Fertilizer Co., Ltd.	560,610	338,401
Habib Bank, Ltd.	612,217	502,332
Hub Power Co., Ltd. (The)	2,473,344	1,152,324
K-Electric, Ltd.(1)	4,344,000	102,671
Kot Addu Power Co., Ltd.	765,900	150,659
Lucky Cement, Ltd.	147,650	332,228
Maple Leaf Cement Factory, Ltd.	624,937	65,154
Mari Petroleum Co., Ltd.	26,983	190,092
MCB Bank, Ltd.	460,830	517,751
Millat Tractors, Ltd.	74,688	283,095
National Bank of Pakistan(1)	672,540	153,423
Nishat Mills, Ltd.	884,171	477,336
Oil & Gas Development Co., Ltd.	520,591	429,883
Pak Elektron, Ltd.(1)	892,000	107,821
Pakistan Oilfields, Ltd.	128,520	322,651
Pakistan Petroleum, Ltd.	543,771	400,778
Pakistan State Oil Co., Ltd.	232,833	230,450
Searle Co., Ltd. (The)	269,627	299,262
SUI Southern Gas Co., Ltd.(1)	864,051	96,180
TRG Pakistan(1)	989,500	106,693
United Bank, Ltd.	406,745	360,608

		$7,768,530

Panama — 0.3%
Copa Holdings SA, Class A	31,629	$3,217,934

		$3,217,934

Peru — 1.5%
Alicorp SAA	410,225	$1,124,694
Cementos Pacasmayo SAA	192,689	389,445
Cia de Minas Buenaventura SA ADR	217,650	3,338,751
Credicorp, Ltd.	39,400	8,433,176

Security	Shares	Value
Ferreycorp SAA	1,797,472	$1,166,178
Southern Copper Corp.	85,576	3,044,794
Volcan Cia Minera SAA, Class B(1)	2,886,275	333,958

		$17,830,996

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	718,410	$790,781
Aboitiz Power Corp.	1,574,400	1,239,290
Alliance Global Group, Inc.	1,093,800	247,167
Altus San Nicolas Corp.(1)	19,271	0
Ayala Corp.	76,465	1,294,648
Ayala Land, Inc.	1,840,800	1,759,120
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	608,840	1,163,177
BDO Unibank, Inc.	590,794	1,802,220
Bloomberry Resorts Corp.	4,546,400	894,548
Cosco Capital, Inc.	3,726,300	506,818
D&L Industries, Inc.	4,201,800	706,250
DMCI Holdings, Inc.	1,492,900	241,196
First Gen Corp.	1,029,022	502,671
First Philippine Holdings Corp.	220,440	342,734
Globe Telecom, Inc.	26,020	935,278
GT Capital Holdings, Inc.	27,518	484,379
International Container Terminal Services, Inc.	271,820	635,454
JG Summit Holdings, Inc.	921,870	1,383,663
Jollibee Foods Corp.	390,940	1,786,338
LT Group, Inc.	1,202,200	316,031
Manila Electric Co.	259,940	1,733,633
Manila Water Co.	701,100	274,126
Megaworld Corp.	4,024,400	382,799
Metro Pacific Investments Corp.	4,416,700	417,288
Metropolitan Bank & Trust Co.	593,732	790,382
Nickel Asia Corp.	5,745,240	453,593
Petron Corp.	4,267,400	421,170
PLDT, Inc.	82,970	1,785,472
Puregold Price Club, Inc.	981,200	789,228
Robinsons Land Corp.	796,782	399,330
Robinsons Retail Holdings, Inc.	180,510	269,882
San Miguel Corp.	154,070	507,137
Security Bank Corp.	101,780	399,342
Semirara Mining & Power Corp.	1,827,920	841,074
SM Investments Corp.	141,833	2,875,298
SM Prime Holdings, Inc.	3,518,199	2,701,306
Universal Robina Corp.	752,580	2,235,778
Vista Land & Lifescapes, Inc.	1,567,200	237,465

		$34,546,066

Poland — 2.9%
Alior Bank SA(1)	26,565	$187,681
AmRest Holdings SE(1)	71,663	887,314
Asseco Poland SA	243,017	3,267,706
Bank Handlowy w Warszawie SA	11,785	157,352
Bank Millennium SA(1)	196,890	316,952

Security	Shares	Value
Bank Polska Kasa Opieki SA	57,442	$1,622,203
Boryszew SA(1)	122,670	138,139
Budimex SA	17,729	612,290
CCC SA	25,700	750,818
Ciech SA(1)	32,562	276,476
Cyfrowy Polsat SA	206,500	1,497,840
Enea SA(1)	204,687	452,318
Energa SA(1)	215,408	346,934
Eurocash SA	317,200	1,820,087
Grupa Azoty SA(1)	39,918	366,830
Grupa Lotos SA	31,066	775,813
ING Bank Slaski SA	12,513	635,298
Jastrzebska Spolka Weglowa SA	58,043	294,923
KGHM Polska Miedz SA(1)	101,713	2,229,919
LPP SA	1,317	2,813,324
Lubelski Wegiel Bogdanka SA	8,815	83,561
mBank SA(1)	5,230	522,903
Netia SA(1)	97,800	117,829
Orange Polska SA(1)	1,310,117	2,146,647
PGE SA(1)	803,788	1,723,449
PKP Cargo SA	40,141	252,305
Polski Koncern Naftowy ORLEN SA	115,790	3,166,056
Polskie Gornictwo Naftowe i Gazownictwo SA	592,315	729,742
Powszechna Kasa Oszczednosci Bank Polski SA	298,805	2,983,536
Powszechny Zaklad Ubezpieczen SA	204,511	1,979,073
Santander Bank Polska SA	11,775	965,947
Tauron Polska Energia SA(1)	1,248,226	540,237

		$34,661,502

Qatar — 1.5%
Aamal Co. QSC	465,350	$89,576
Al Meera Consumer Goods Co.	36,720	157,446
Barwa Real Estate Co.	1,216,570	1,135,595
Commercial Bank PSQC (The)	341,880	400,947
Doha Bank QPSC	337,400	233,944
Gulf International Services QSC(1)	730,130	336,659
Industries Qatar	728,670	2,089,144
Masraf Al Rayan QSC	784,211	802,668
Medicare Group	95,760	235,151
Ooredoo QPSC	709,260	1,415,075
Qatar Electricity & Water Co. QSC	308,550	1,330,072
Qatar Gas Transport Co., Ltd.	1,679,290	1,132,955
Qatar Insurance Co.	348,370	291,743
Qatar International Islamic Bank	117,050	303,733
Qatar Islamic Bank	238,272	990,050
Qatar National Bank QPSC	971,900	5,093,616
Qatar Navigation QSC	240,210	426,382
United Development Co. QSC	1,202,690	459,673
Vodafone Qatar QSC	953,720	320,404

		$17,244,833

Romania — 0.7%
Banca Transilvania SA	4,362,428	$2,436,203

Security	Shares	Value
BRD-Groupe Societe Generale SA	258,237	$860,796
OMV Petrom SA	18,141,927	1,793,976
Societatea Energetica Electrica SA	510,578	1,330,997
Societatea Nationala de Gaze Naturale ROMGAZ SA	131,370	1,132,106
Transelectrica SA	114,909	536,749
Transgaz SA Medias	4,871	422,049

		$8,512,876

Russia — 6.1%
Aeroflot PJSC	131,896	$221,066
Alrosa PJSC	650,100	754,604
Evraz PLC	154,201	735,840
Federal Grid Co. Unified Energy System PJSC	177,935,440	512,066
Gazprom PJSC ADR	1,259,133	10,094,275
Globaltrans Investment PLC GDR(5)	122,581	1,049,281
Inter RAO UES PJSC	20,242,070	1,369,041
LSR Group PJSC GDR(5)	186,400	395,693
Lukoil PJSC ADR(7)	1,600	147,296
Lukoil PJSC ADR(7)	76,502	7,049,891
Magnit PJSC	37,247	1,872,637
Magnit PJSC GDR(5)	10,769	122,595
Magnitogorsk Iron & Steel Works PJSC	721,700	411,405
Mail.ru Group, Ltd. GDR(1)(5)	66,111	1,395,524
Mechel PJSC ADR(1)	152,000	282,720
MMC Norilsk Nickel PJSC ADR(7)	823	22,826
MMC Norilsk Nickel PJSC ADR(7)	182,192	5,054,566
Mobile TeleSystems PJSC	520,077	2,309,094
Moscow Exchange MICEX-RTS PJSC	506,840	750,359
Mosenergo PJSC	8,811,603	312,940
Novatek PJSC GDR(5)	17,503	3,754,984
Novolipetsk Steel PJSC GDR	39,000	764,443
PhosAgro PJSC GDR(5)(7)	12,600	158,508
PhosAgro PJSC GDR(5)(7)	28,064	353,449
Polymetal International PLC	84,700	1,393,103
QIWI PLC ADR	11,566	223,918
Rosneft Oil Co. PJSC GDR(5)(7)	3,905	25,859
Rosneft Oil Co. PJSC GDR(5)(7)	269,824	1,793,212
Rostelecom PJSC	572,237	698,547
RusHydro PJSC	87,532,080	693,497
Sberbank of Russia PJSC	2,597,788	9,504,447
Severstal PJSC GDR(5)	72,006	984,214
Sistema PJSFC	2,303,578	522,626
Surgutneftegas PJSC ADR	227,679	1,505,057
Surgutneftegas PJSC, PFC Shares	1,968,100	1,153,063
Tatneft PJSC ADR	54,296	3,786,331
TMK PJSC GDR(5)	64,757	209,812
Transneft PJSC, PFC Shares	373	967,094
Unipro PJSC	8,737,000	359,869
VEON, Ltd. ADR	370,784	889,882
VTB Bank PJSC	1,213,960,000	812,670
X5 Retail Group NV GDR(5)	69,600	2,327,544
Yandex NV, Class A(1)	128,900	4,303,971

		$72,049,819

Security	Shares	Value
Saudi Arabia — 2.8%
Abdullah Al Othaim Markets Co.	30,295	$558,867
Advanced Petrochemical Co.	10,470	129,742
Al Hammadi Co. for Development and Investment(1)	60,117	319,067
Al Rajhi Bank	86,492	1,393,268
Alandalus Property Co.	60,105	228,889
Aldrees Petroleum and Transport Services Co.	35,520	535,004
Alinma Bank	61,312	342,749
Almarai Co. JSC	141,912	1,887,609
Arab National Bank	24,184	146,796
Arriyadh Development Co.	139,870	522,967
Bank AlBilad	30,000	198,402
Banque Saudi Fransi	27,000	242,751
Dallah Healthcare Co.	25,120	296,326
Dar Al Arkan Real Estate Development Co.(1)	545,237	1,750,786
Emaar Economic City(1)	510,380	1,275,407
Etihad Etisalat Co.(1)	121,903	731,165
Fawaz Abdulaziz Al Hokair & Co.(1)	59,694	390,119
Jarir Marketing Co.	37,374	1,578,818
Leejam Sports Co. JSC	20,900	430,081
Middle East Healthcare Co.(1)	53,535	354,196
Mobile Telecommunications Co. Saudi Arabia(1)	92,407	297,827
Mouwasat Medical Services Co.	41,022	897,074
National Agriculture Development Co. (The)(1)	17,649	119,801
National Commercial Bank	79,945	927,762
National Gas & Industrialization Co.	25,806	201,019
National Medical Care Co.	19,273	244,886
Rabigh Refining & Petrochemical Co.(1)	88,189	472,648
Riyad Bank	68,200	403,637
Sahara International Petrochemical Co.	76,374	334,926
Samba Financial Group	80,905	597,842
Saudi Airlines Catering Co.	29,475	680,360
Saudi Arabian Amiantit Co.(1)	31,767	123,902
Saudi Arabian Fertilizer Co.	16,723	348,381
Saudi Arabian Mining Co.(1)	56,208	635,150
Saudi Basic Industries Corp.	70,347	1,645,083
Saudi Ceramic Co.(1)	46,140	304,135
Saudi Chemical Co. Holding	34,533	222,243
Saudi Co. for Hardware CJSC	15,187	231,823
Saudi Electricity Co.	702,805	3,894,687
Saudi Ground Services Co.	63,562	551,302
Saudi Industrial Investment Group	28,574	160,619
Saudi Industrial Services Co.	57,275	229,036
Saudi Kayan Petrochemical Co.(1)	59,809	163,031
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	132,716
Saudi Public Transport Co.(1)	82,600	344,305
Saudi Research & Marketing Group(1)	8,978	159,223
Saudi Telecom Co.	100,472	2,568,231
Saudia Dairy & Foodstuff Co.	10,319	349,496
Savola Group (The)(1)	150,846	1,243,174
Seera Group Holding(1)	89,711	435,941
United Electronics Co.	15,707	299,349
United International Transportation Co.	37,546	345,388

Security	Shares	Value
Yanbu National Petrochemical Co.	28,127	$373,243

		$33,251,249

Slovenia — 0.7%
Cinkarna Celje DD	2,659	$533,424
KRKA DD	39,669	2,806,588
Luka Koper	33,006	859,388
Petrol	4,871	1,885,011
Pozavarovalnica Sava DD	42,725	805,528
Telekom Slovenije DD	12,378	785,295
Zavarovalnica Triglav DD	26,606	937,308

		$8,612,542

South Africa — 5.8%
Absa Group, Ltd.	94,735	$971,610
AECI, Ltd.	52,556	339,436
African Rainbow Minerals, Ltd.	35,834	359,010
Anglo American Platinum, Ltd.	12,485	932,497
AngloGold Ashanti, Ltd.	79,824	1,765,571
Aspen Pharmacare Holdings, Ltd.(1)	392,807	2,742,144
Astral Foods, Ltd.	18,500	197,079
AVI, Ltd.	186,900	1,073,151
Barloworld, Ltd.	357,375	2,846,483
Bid Corp., Ltd.	119,527	2,788,470
Bidvest Group, Ltd. (The)	326,254	4,453,641
Capitec Bank Holdings, Ltd.(2)	8,932	811,918
Clicks Group, Ltd.	109,500	1,780,019
DataTec, Ltd.	160,600	383,354
Discovery, Ltd.	77,690	618,456
Exxaro Resources, Ltd.	118,010	964,799
FirstRand, Ltd.	363,258	1,570,357
Foschini Group, Ltd. (The)(2)	63,545	732,855
Gold Fields, Ltd.	162,131	1,006,895
Grindrod, Ltd.	340,300	109,013
Growthpoint Properties, Ltd.	1,042,876	1,527,142
Harmony Gold Mining Co., Ltd.(1)	230,129	800,054
Hyprop Investments, Ltd.	92,800	362,673
Impala Platinum Holdings, Ltd.(1)	155,673	1,071,803
Imperial Logistics, Ltd.	60,958	228,759
Investec, Ltd.	62,594	355,666
JSE, Ltd.	40,800	350,963
Kumba Iron Ore, Ltd.	14,360	349,896
Liberty Holdings, Ltd.	47,175	363,315
Life Healthcare Group Holdings, Ltd.	1,510,419	2,385,390
Massmart Holdings, Ltd.(2)	98,355	279,016
Mediclinic International PLC	253,849	1,191,323
Momentum Metropolitan Holdings	365,188	487,696
Motus Holdings, Ltd.(2)	60,958	288,786
Mr Price Group, Ltd.	59,321	627,250
MTN Group, Ltd.	289,276	1,790,497
MultiChoice Group, Ltd.(1)	44,057	366,925
Murray & Roberts Holdings, Ltd.	915,850	679,769
Nampak, Ltd.(1)	465,438	247,662
Naspers, Ltd., Class N	35,657	5,045,768

Security	Shares	Value
Nedbank Group, Ltd.	44,331	$672,514
Netcare, Ltd.	1,305,994	1,478,893
Northam Platinum, Ltd.(1)	166,038	1,121,186
Oceana Group, Ltd.	19,823	87,643
Pick’n Pay Stores, Ltd.	225,781	986,360
PPC, Ltd.(1)	468,427	119,453
Rand Merchant Investment Holdings, Ltd.(2)	241,697	477,460
Redefine Properties, Ltd.(2)	2,311,150	1,153,034
Remgro, Ltd.	67,399	772,795
Reunert, Ltd.	371,825	1,758,312
RMB Holdings, Ltd.	93,764	493,588
Sanlam, Ltd.	213,591	1,124,096
Sappi, Ltd.	166,248	426,915
Sasol, Ltd.	121,456	2,201,837
Shoprite Holdings, Ltd.	172,823	1,548,578
Sibanye Gold, Ltd.(1)(2)	534,218	1,031,412
SPAR Group, Ltd. (The)	91,631	1,232,824
Standard Bank Group, Ltd.	130,101	1,493,591
Steinhoff International Holdings NV(1)	787,883	51,809
Telkom SA SOC, Ltd.	188,450	861,490
Tiger Brands, Ltd.	76,630	1,088,131
Tongaat Hulett, Ltd.(1)(3)	99,910	43,672
Truworths International, Ltd.	105,912	375,381
Vodacom Group, Ltd.	116,477	1,017,581
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	993,239
Woolworths Holdings, Ltd.	245,524	933,465

		$68,792,370

South Korea — 5.9%
AMOREPACIFIC Corp.	5,380	$885,080
AMOREPACIFIC Group	6,000	434,836
BNK Financial Group, Inc.	34,935	208,645
Celltrion, Inc.(1)(2)	14,223	2,434,266
Cheil Worldwide, Inc.	31,519	669,952
CJ CheilJedang Corp.	2,752	540,901
CJ Corp.	1,800	127,229
CJ ENM Co., Ltd.	2,216	313,627
CJ Logistics Corp.(1)	2,049	277,304
Daelim Industrial Co., Ltd.	3,151	244,926
Daesang Corp.	8,000	147,327
Daewoo Engineering & Construction Co., Ltd.(1)	36,541	136,262
Daewoo Industrial Development Co., Ltd.(1)	3,657	6,585
Daewoong Pharmaceutical Co., Ltd.	4,700	614,605
DB Insurance Co., Ltd.	5,340	231,519
DGB Financial Group Co., Ltd.	34,537	208,503
Dong-A Pharmaceutical Co., Ltd.	2,407	191,495
Dong-A ST Co., Ltd.	4,078	354,939
Dongkuk Steel Mill Co., Ltd.(1)	50,333	253,652
Doosan Co., Ltd.	1,722	114,930
Doosan Fuel Cell Co., Ltd.(1)	5,759	38,214
Doosan Solus Co., Ltd.(1)	3,174	48,560
E-MART, Inc.	5,525	528,487
GS Engineering & Construction Corp.	10,435	276,274
GS Holdings Corp.	21,120	900,075

Security	Shares	Value
Hana Financial Group, Inc.	27,700	$801,985
Hanjin Kal Corp.	10,383	270,193
Hankook Tire and Technology Co., Ltd.	14,523	387,257
Hanmi Pharm Co., Ltd.	2,304	659,032
Hanmi Science Co., Ltd.	9,239	345,552
Hansol Holdings Co., Ltd.(1)	38,317	130,520
Hansol Paper Co., Ltd.	12,933	162,747
Hanwha Aerospace Co., Ltd.(1)	5,395	175,247
Hanwha Chemical Corp.	28,250	395,282
Hanwha Corp.	6,080	123,950
HDC Hyundai Development Co-Engineering & Construction, Class E	4,650	123,369
Helixmith Co., Ltd.(1)(2)	7,168	592,744
Hite-Jinro Co., Ltd.	20,121	491,685
Hyosung Corp.	1,124	79,842
Hyosung TNC Co., Ltd.	1,031	142,075
Hyundai Department Store Co., Ltd.	2,715	172,377
Hyundai Engineering & Construction Co., Ltd.	7,842	288,923
Hyundai Glovis Co., Ltd.	3,070	397,663
Hyundai Heavy Industries Holdings Co., Ltd.	867	253,905
Hyundai Marine & Fire Insurance Co., Ltd.	5,856	127,173
Hyundai Mipo Dockyard Co., Ltd.	4,150	154,760
Hyundai Mobis Co., Ltd.	6,259	1,276,420
Hyundai Motor Co.	15,339	1,606,674
Hyundai Steel Co.	16,100	438,482
Hyundai Wia Corp.	5,400	237,304
Industrial Bank of Korea	26,180	265,135
Kakao Corp.	3,565	432,621
Kangwon Land, Inc.	23,766	639,878
KB Financial Group, Inc.	38,300	1,378,777
KCC Corp.	745	144,603
Kia Motors Corp.	28,703	1,049,019
Korea Electric Power Corp.(1)	86,095	1,882,090
Korea Gas Corp.	15,148	511,782
Korea Investment Holdings Co., Ltd.	4,490	260,844
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	4,301	449,508
Korea Zinc Co., Ltd.	1,988	740,794
Korean Air Lines Co., Ltd.	10,010	214,250
Korean Reinsurance Co.	29,387	200,220
KT Corp.	40,844	930,364
KT Corp. ADR	3,700	41,551
KT&G Corp.	20,325	1,744,730
Kumho Petrochemical Co., Ltd.	4,400	263,447
LG Chem, Ltd.	6,650	1,754,569
LG Corp.	13,532	806,731
LG Display Co., Ltd.(1)	19,325	226,528
LG Electronics, Inc.	13,143	753,215
LG Hausys, Ltd.	2,858	146,102
LG Household & Health Care, Ltd.	1,800	1,947,775
LG Uplus Corp.	103,900	1,200,321
Lotte Chemical Corp.	2,291	445,723
Lotte Corp.	5,796	181,433
LOTTE Fine Chemical Co., Ltd.	9,050	343,141
Lotte Shopping Co., Ltd.	1,923	205,535
LS Corp.	3,530	146,984

Security	Shares	Value
LS Industrial Systems Co., Ltd.	3,300	$141,019
Medy-Tox, Inc.	1,853	524,381
Mirae Asset Daewoo Co., Ltd.	44,889	275,211
Naver Corp.	6,970	982,745
NCsoft Corp.	1,263	560,514
NH Investment & Securities Co., Ltd.	21,508	223,030
NHN Corp.(1)	4,718	233,763
Nong Shim Co., Ltd.	2,523	525,193
OCI Co., Ltd.	4,137	222,920
Orion Corp. of Republic of Korea	8,200	745,006
POSCO	10,900	1,977,756
Posco International Corp.	9,000	140,659
S-Oil Corp.	14,880	1,271,215
S1 Corp.	3,266	263,168
Samsung Biologics Co., Ltd.(1)(4)	2,681	915,879
Samsung C&T Corp.	8,300	710,737
Samsung Card Co., Ltd.	3,060	88,268
Samsung Electro-Mechanics Co., Ltd.	3,583	346,886
Samsung Electronics Co., Ltd.	148,230	6,406,478
Samsung Fire & Marine Insurance Co., Ltd.	2,779	516,960
Samsung Heavy Industries Co., Ltd.(1)	67,350	418,189
Samsung Life Insurance Co., Ltd.	8,610	522,863
Samsung SDI Co., Ltd.	2,525	492,743
Samsung Securities Co., Ltd.	9,540	274,843
Shinhan Financial Group Co., Ltd.	44,051	1,605,002
Shinsegae, Inc.	1,984	402,081
SK Chemicals Co., Ltd.	5,375	217,756
SK Holdings Co., Ltd.	3,484	772,940
SK Hynix, Inc.(2)	17,800	1,251,624
SK Innovation Co., Ltd.	18,691	2,557,593
SK Networks Co., Ltd.	41,210	205,552
SK Telecom Co., Ltd.	13,100	2,677,591
Woongjin Coway Co., Ltd.	5,240	413,671
Woori Financial Group, Inc.	48,286	486,811
Yuhan Corp.	4,620	890,576
Zyle Motor Sales Corp.(1)	5,113	5,691

		$69,598,338

Sri Lanka — 0.7%
Access Engineering PLC	1,359,048	$168,091
Aitken Spence PLC	899,792	228,694
Ceylon Tobacco Co. PLC	116,289	700,889
Chevron Lubricants Lanka PLC	636,242	246,854
Commercial Bank of Ceylon PLC	1,722,957	921,640
DFCC Bank PLC	293,137	151,435
Dialog Axiata PLC	7,195,302	515,804
Hatton National Bank PLC	1,026,509	1,037,479
Hemas Holdings PLC	518,341	229,590
John Keells Holdings PLC	2,230,432	1,931,973
Lanka IOC PLC	1,004,003	94,102
Melstacorp PLC(1)	5,098,120	1,255,069
National Development Bank PLC	567,373	328,573
Nations Trust Bank PLC(1)	394,717	176,467
Sampath Bank PLC	560,185	525,199

Security	Shares	Value
Teejay Lanka PLC	1,222,185	$279,458

		$8,791,317

Taiwan — 5.9%
AcBel Polytech, Inc.	429,000	$312,399
Acer, Inc.	263,519	153,761
AirTAC International Group	62,714	852,325
AmTRAN Technology Co., Ltd.(1)	650,067	234,269
ASE Technology Holding Co., Ltd.	123,561	320,570
Asia Cement Corp.	280,356	395,758
Asustek Computer, Inc.	40,325	273,562
AU Optronics Corp.	578,837	147,580
Capital Securities Corp.	393,762	118,902
Catcher Technology Co., Ltd.	37,183	315,167
Cathay Financial Holding Co., Ltd.	534,533	707,539
Center Laboratories, Inc.	631,122	1,380,228
Chailease Holding Co., Ltd.	107,457	484,203
Chang Hwa Commercial Bank, Ltd.	596,348	465,322
Cheng Shin Rubber Industry Co., Ltd.	492,672	774,295
Chicony Electronics Co., Ltd.	47,164	146,526
China Airlines, Ltd.	2,591,887	771,893
China Development Financial Holding Corp.	1,110,050	346,185
China Life Insurance Co., Ltd.(1)	244,996	201,918
China Motor Corp.	188,926	256,863
China Petrochemical Development Corp.	435,292	145,015
China Steel Corp.	1,153,734	888,358
Chong Hong Construction Co., Ltd.	184,999	497,944
Chunghwa Telecom Co., Ltd.	1,203,746	4,432,753
Clevo Co.	260,155	314,598
Compal Electronics, Inc.	260,345	155,417
CTBC Financial Holding Co., Ltd.	1,236,275	859,474
Delta Electronics, Inc.	62,151	272,873
Dynapack International Technology Corp.	97,374	192,891
E Ink Holdings, Inc.	172,000	168,766
E.Sun Financial Holding Co., Ltd.	813,008	734,601
Eclat Textile Co., Ltd.	34,159	458,025
Elan Microelectronics Corp.	66,710	205,813
EVA Airways Corp.	1,370,861	642,340
Evergreen International Storage & Transport Corp.	868,000	399,833
Evergreen Marine Corp.(1)	1,336,441	547,240
Far Eastern Department Stores, Ltd.	729,995	626,544
Far Eastern New Century Corp.	1,180,695	1,148,281
Far EasTone Telecommunications Co., Ltd.	620,084	1,487,848
Feng Hsin Steel Co., Ltd.	183,260	317,279
First Financial Holding Co., Ltd.	726,515	532,716
Formosa Chemicals & Fibre Corp.	439,399	1,277,190
Formosa International Hotels Corp.	42,084	223,611
Formosa Petrochemical Corp.	679,320	2,163,706
Formosa Plastics Corp.	480,896	1,543,626
Formosa Taffeta Co., Ltd.	331,000	376,517
Formosan Rubber Group, Inc.	350,730	214,529
Foxconn Technology Co., Ltd.	109,087	233,281
Fubon Financial Holding Co., Ltd.	499,596	730,926
Giant Manufacturing Co., Ltd.	69,208	511,754
Goldsun Building Materials Co., Ltd.	329,928	149,142

Security	Shares	Value
Great Wall Enterprise Co., Ltd.	719,102	$889,900
Highwealth Construction Corp.	441,669	677,911
Hiwin Technologies Corp.	71,698	615,071
Hon Hai Precision Industry Co., Ltd.	383,747	1,013,515
Hota Industrial Manufacturing Co., Ltd.	58,360	215,995
Hotai Motor Co., Ltd.	71,000	1,256,007
Hu Lane Associate, Inc.	90,000	220,493
Hua Nan Financial Holdings Co., Ltd.	626,061	449,903
IBF Financial Holdings Co., Ltd.	730,791	261,553
Innolux Corp.	623,762	138,267
Inventec Corp.	324,966	235,463
Kenda Rubber Industrial Co., Ltd.	238,367	253,948
Kinpo Electronics, Inc.	1,125,000	415,172
Largan Precision Co., Ltd.	2,795	410,122
MediaTek, Inc.	43,462	580,429
Mega Financial Holding Co., Ltd.	695,730	682,842
Merida Industry Co., Ltd.	34,657	200,553
Nan Kang Rubber Tire Co., Ltd.	246,253	448,780
Nan Ya Plastics Corp.	557,214	1,316,737
Novatek Microelectronics Corp., Ltd.	41,942	268,665
Pegatron Corp.	135,028	262,194
Pou Chen Corp.	491,819	657,530
Powertech Technology, Inc.	59,865	188,697
President Chain Store Corp.	248,664	2,480,699
Quanta Computer, Inc.	103,508	198,557
Radium Life Tech Co., Ltd.	646,090	257,778
Realtek Semiconductor Corp.	23,002	170,628
Ruentex Development Co., Ltd.	314,860	480,235
Sanyang Motor Co., Ltd.	839,866	602,432
ScinoPharm Taiwan, Ltd.	255,343	199,900
Shin Kong Financial Holding Co., Ltd.	817,968	258,402
Sino-American Silicon Products, Inc.	70,233	211,157
SinoPac Financial Holdings Co., Ltd.	894,414	367,071
St. Shine Optical Co., Ltd.	22,000	343,684
Synnex Technology International Corp.	169,358	201,999
Tainan Spinning Co., Ltd.	941,822	346,166
Taishin Financial Holding Co., Ltd.	808,193	375,333
Taiwan Cement Corp.	513,131	681,255
Taiwan Cooperative Financial Holding Co., Ltd.	705,432	485,334
Taiwan Fertilizer Co., Ltd.	66,000	105,051
Taiwan Glass Industry Corp.	542,564	206,742
Taiwan Mobile Co., Ltd.	606,296	2,260,624
Taiwan Semiconductor Manufacturing Co., Ltd.	525,465	5,149,451
Taiwan Tea Corp.	395,711	220,775
Tatung Co., Ltd.(1)	427,785	257,108
Teco Electric & Machinery Co., Ltd.	856,000	759,020
Tong Yang Industry Co., Ltd.	105,608	164,882
Tripod Technology Corp.	27,535	106,418
TSRC Corp.	129,063	102,867
TTY Biopharm Co., Ltd.	534,330	1,406,727
Tung Ho Steel Enterprise Corp.	798,060	565,814
U-Ming Marine Transport Corp.	186,000	206,147
Uni-President Enterprises Corp.	1,736,831	4,290,634
United Microelectronics Corp.	383,090	176,421

Security	Shares	Value
United Renewable Energy Co., Ltd.(1)	685,542	$185,447
Walsin Lihwa Corp.	1,408,000	688,566
Wan Hai Lines, Ltd.	518,962	308,707
Wei Chuan Food Corp.	623,000	539,014
Wistron Corp.	145,489	133,384
Xxentria Technology Materials Corp.	234,700	527,128
Yageo Corp.	19,591	201,031
Yang Ming Marine Transport(1)	1,153,621	287,035
YFY, Inc.	531,120	208,625
Yieh Phui Enterprise Co., Ltd.	1,510,046	452,336
Yuanta Financial Holding Co., Ltd.	588,629	367,875
Yulon Motor Co., Ltd.	250,950	161,389

		$70,471,751

Thailand — 2.9%
Advanced Info Service PCL(8)	190,200	$1,442,863
Airports of Thailand PCL(8)	738,300	1,912,912
AP Thailand PCL(8)	1,657,700	362,357
Bangkok Bank PCL(8)	101,600	585,302
Bangkok Dusit Medical Services PCL(8)	2,556,700	2,032,468
Bangkok Land PCL(8)	7,258,500	329,331
Banpu PCL(8)	403,300	154,959
BEC World PCL(1)(8)	1,120,800	246,896
Berli Jucker PCL(8)	207,500	335,056
BTS Group Holdings PCL(8)	1,624,000	720,907
Bumrungrad Hospital PCL(8)	273,300	1,090,783
Central Pattana PCL(8)	537,000	1,138,388
Central Plaza Hotel PCL(8)	268,400	244,682
CH. Karnchang PCL(8)	187,120	126,397
Charoen Pokphand Foods PCL(8)	579,600	484,862
CP ALL PCL(8)	601,800	1,555,497
Electricity Generating PCL(8)	105,200	1,209,026
Hana Microelectronics PCL(8)	803,900	679,061
Home Product Center PCL(8)	1,842,455	1,049,283
Indorama Ventures PCL(8)	657,600	610,156
IRPC PCL(8)	2,114,500	238,101
Italian-Thai Development PCL(8)	2,682,406	147,656
Jasmine International PCL(8)	662,900	137,207
Kasikornbank PCL(8)	144,500	664,911
KCE Electronics PCL(8)	562,600	273,906
Khon Kaen Sugar Industry PCL(8)	1,189,180	76,839
Kiatnakin Bank PCL(8)	103,100	223,584
Krung Thai Bank PCL(8)	535,400	294,341
L.P.N. Development PCL(8)	1,255,000	195,335
Land & Houses PCL(8)	1,634,300	525,084
Minor International PCL(8)	714,977	852,505
Pruksa Holding PCL(8)	518,200	271,200
PTT Exploration & Production PCL(8)	259,798	1,036,464
PTT Global Chemical PCL(8)	470,200	794,248
PTT PCL(8)	1,276,000	1,912,085
Quality House PCL(8)	3,480,946	299,718
Ratch Group PCL(8)	441,300	1,074,972
Robinson PCL(8)	315,200	681,180
Samart Corp. PCL(8)	867,800	214,029

Security	Shares	Value
Siam Cement PCL(8)	75,100	$913,259
Siam City Cement PCL(8)	39,783	284,692
Siam Commercial Bank PCL(8)	238,100	882,472
Siam Global House PCL (The)(8)	1,002,689	504,875
Sino-Thai Engineering & Construction PCL(8)	452,157	251,825
Super Energy Corp. PCL(1)(8)	11,910,000	236,838
Thai Airways International PCL(1)(8)	472,700	115,860
Thai Beverage PCL(8)	1,370,600	920,205
Thai Oil PCL(8)	158,700	359,987
Thai Union Group PCL(8)	465,900	225,292
Thanachart Capital PCL(8)	139,700	245,307
Thoresen Thai Agencies PCL(8)	1,334,265	195,325
TMB Bank PCL(8)	4,639,200	221,138
Total Access Communication PCL(8)	241,900	496,525
TPI Polene PCL(8)	4,974,200	219,270
True Corp. PCL(8)	5,357,890	887,477
TTW PCL(8)	2,149,000	967,919

		$34,152,817

Tunisia — 0.3%
Attijari Bank	16,957	$191,794
Banque de Tunisie	168,735	441,601
Banque Internationale Arabe de Tunisie	6,030	234,722
Banque Nationale Agricole(1)	65,193	280,619
Carthage Cement(1)	597,550	259,417
Euro Cycles SA	20,636	132,063
Poulina Group	122,715	552,729
Societe d’Articles Hygieniques SA(1)	71,336	302,809
Societe Frigorifique et Brasserie de Tunis SA	81,951	541,122
Telnet Holding	104,957	343,983
Union Internationale de Banques SA	28,431	229,459

		$3,510,318

Turkey — 1.4%
AG Anadolu Grubu Holding AS	48,884	$127,274
Akbank T.A.S.(1)	420,261	507,745
Aksa Akrilik Kimya Sanayii AS	141,731	254,408
Aksa Enerji Uretim AS(1)	302,801	139,766
Anadolu Efes Biracilik ve Malt Sanayii AS	72,541	244,052
Arcelik AS(1)	233,338	722,891
Aygaz AS	279,132	531,785
BIM Birlesik Magazalar AS	155,980	1,290,817
Coca-Cola Icecek AS	37,723	206,094
Dogan Sirketler Grubu Holding AS	427,506	129,306
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,122,786	660,407
Enka Insaat ve Sanayi AS	456,597	460,989
Eregli Demir ve Celik Fabrikalari TAS	853,212	975,359
Ford Otomotiv Sanayi AS	57,339	646,616
Haci Omer Sabanci Holding AS	221,439	320,330
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,075,056	174,707
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	762,505	287,688
KOC Holding AS	234,415	768,364
Koza Altin Isletmeleri AS(1)	40,782	501,276

Security	Shares	Value
Petkim Petrokimya Holding AS(1)	674,380	$405,662
TAV Havalimanlari Holding AS	49,964	227,778
Tekfen Holding AS	52,700	156,032
Tofas Turk Otomobil Fabrikasi AS	97,106	379,713
Tupras-Turkiye Petrol Rafinerileri AS	88,839	1,933,698
Turk Hava Yollari AO(1)	162,600	330,906
Turk Telekomunikasyon AS(1)	356,891	362,484
Turkcell Iletisim Hizmetleri AS	823,354	1,810,399
Turkiye Garanti Bankasi AS(1)	317,284	509,991
Turkiye Halk Bankasi AS(1)	130,144	119,195
Turkiye Is Bankasi AS, Class C(1)	240,517	243,719
Turkiye Vakiflar Bankasi TAO, Class D(1)	175,317	132,956
Ulker Biskuvi Sanayi AS(1)	75,263	242,126
Vestel Elektronik Sanayi ve Ticaret AS(1)	138,308	246,329
Yapi ve Kredi Bankasi AS(1)	330,032	131,483

		$16,182,345

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	677,199	$1,436,544
Abu Dhabi National Hotels	108,000	87,815
Agthia Group PJSC	424,180	424,632
Air Arabia PJSC(1)	1,986,079	735,664
Al Waha Capital PJSC	702,377	193,187
Aldar Properties PJSC	1,897,498	1,213,469
Arabtec Holding PJSC	690,341	347,948
Dana Gas PJSC	3,559,706	887,869
DP World PLC	131,989	1,752,013
Dubai Financial Market PJSC(1)	801,704	193,708
Dubai Investments PJSC	1,856,227	652,044
Dubai Islamic Bank PJSC	487,539	701,827
DXB Entertainments PJSC(1)	3,800,000	212,035
Emaar Properties PJSC	1,905,320	2,214,381
Emirates Telecommunications Group Co. PJSC	577,000	2,602,585
First Abu Dhabi Bank PJSC	705,595	2,920,299
RAK Properties PJSC(1)	2,150,800	268,330

		$16,844,350

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC	575,155	$2,169,567
Bao Viet Holdings(1)	240,830	747,978
FLC Faros Construction JSC(1)	383,532	414,913
FPT Corp.	88,783	237,054
Hoa Phat Group JSC(1)	1,806,175	1,693,840
KIDO Group Corp.(1)	417,980	391,059
Kinh Bac City Development Share Holding Corp.	328,860	206,515
Masan Group Corp.(1)	313,620	1,001,412
PetroVietnam Drilling & Well Services JSC(1)	764,295	538,403
PetroVietnam Fertilizer & Chemical JSC	341,840	200,884
PetroVietnam Gas JSC	215,050	956,732
PetroVietnam Technical Services Corp.	247,200	196,785
Phu Nhuan Jewelry JSC	50,653	181,680
SSI Securities Corp.	198,000	181,665
Vietjet Aviation JSC	278,536	1,739,379

Security	Shares	Value
Vietnam Dairy Products JSC	299,737	$1,676,823
Vingroup JSC(1)	984,667	5,044,429

		$17,579,118

Total Common Stocks (identified cost $1,027,914,585)		$1,183,717,583

Rights(1) — 0.0%(6)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	50	$4
Maple Leaf Cement Factory, Ltd., Exp. 1/13/20	531,196	14,411
Societatea Energetica Electrica SA, Exp. 12/3/19	510,578	224
Telnet Holding, Exp. 7/1/49	6	0

Total Rights (identified cost $91,665)		$14,639

Short-Term Investments — 0.3%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.75%(9)	2,934,061	$2,934,061

Total Short-Term Investments (identified cost $2,934,061)		$2,934,061

Total Investments — 100.1% (identified cost $1,030,940,311)		$1,186,666,283

Other Assets, Less Liabilities — (0.1)%		$(1,037,177)

Net Assets — 100.0%		$1,185,629,106

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at October 31, 2019. The aggregate market value of securities on loan at October 31, 2019 was $16,703,550 and the total market value of the collateral received by the Fund was $17,723,727, comprised of cash of $2,934,061 and U.S. government and/or agencies securities of $14,789,666.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $8,572,334 or 0.7% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $13,891,845 or 1.2% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.4%	$111,598,464
United States Dollar	8.0	94,965,957
Indian Rupee	6.0	70,671,106
New Taiwan Dollar	5.9	70,471,751
South Korean Won	5.9	69,556,787
Brazilian Real	5.9	69,552,043
South African Rand	5.8	68,740,561
Mexican Peso	5.7	67,492,361
Euro	3.1	36,797,741
Polish Zloty	2.9	34,661,502
Philippine Peso	2.9	34,546,066
Indonesian Rupiah	2.9	34,130,613
Malaysian Ringgit	2.8	33,810,672
Saudi Riyal	2.8	33,251,249
Thai Baht	2.8	33,232,612
Chilean Peso	2.7	31,475,705
Russian Ruble	2.0	23,225,025
Kuwaiti Dinar	1.9	22,411,636
United Arab Emirates Dirham	1.5	18,254,685
Vietnamese Dong	1.5	17,579,118
Qatari Riyal	1.5	17,244,833
Chinese Yuan Renminbi	1.4	17,223,069
New Turkish Lira	1.4	16,182,345
Colombian Peso	1.3	16,056,239
Other currency, less than 1% each	12.1	143,534,143

Total Investments	100.1%	$1,186,666,283

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.1%	$226,704,690
Consumer Staples	10.9	129,457,156
Materials	10.8	128,105,113
Industrials	10.7	126,954,496
Communication Services	9.6	113,468,121
Energy	9.3	109,844,455
Consumer Discretionary	8.0	95,472,666
Utilities	6.4	75,850,236
Health Care	5.7	68,152,305
Real Estate	4.8	56,899,829
Information Technology	4.5	52,823,155
Short-Term Investments	0.3	2,934,061

Total Investments	100.1%	$1,186,666,283

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$10,289,755	$524,347,511		$0	$534,637,266
Emerging Europe	11,361,343	185,915,815		0	197,277,158
Latin America	216,333,152	—		—	216,333,152
Middle East/Africa	1,450,441	233,070,353		949,213	235,470,007
Total Common Stocks	$239,434,691	$943,333,679	**	$949,213	$1,183,717,583
Rights	$4	$14,635		$—	$14,639
Short-Term Investments	2,934,061	—		—	2,934,061
Total Investments	$242,368,756	$943,348,314		$949,213	$1,186,666,283

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2019 is not presented.

Valuation – Other

Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at October 31, 2019 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.